General Information	6 Months Ended
Jun. 30, 2023
General Information
General Information

1. General information

ProQR Therapeutics N.V., or “ProQR” or the “Company”, is a biotechnology company domiciled in the Netherlands that primarily focuses on the discovery and development of novel therapeutic medicines.

Since September 18, 2014, the Company’s ordinary shares have been listed on Nasdaq. They are currently trading at Nasdaq Capital Market under ticker symbol PRQR.

The Company was incorporated in the Netherlands, on February 21, 2012 (Chamber of Commerce no. 54600790) and was reorganized from a private company with limited liability to a public company with limited liability on September 23, 2014. The Company has its statutory seat in Leiden, the Netherlands. The address of its headquarters and registered office is Zernikedreef 9, 2333 CK Leiden, the Netherlands.

ProQR Therapeutics N.V. is the ultimate parent company of the following entities:

●	ProQR Therapeutics Holding B.V. (100%);
●	ProQR Therapeutics I B.V. (100%);
●	ProQR Therapeutics II B.V. (100%);
●	ProQR Therapeutics III B.V. (100%);
●	ProQR Therapeutics IV B.V. (100%);
●	ProQR Therapeutics V B.V. (100%);
●	ProQR Therapeutics VI B.V. (100%);
●	ProQR Therapeutics VII B.V. (100%);
●	ProQR Therapeutics VIII B.V. (100%);
●	ProQR Therapeutics IX B.V. (100%);
●	ProQR Therapeutics I Inc. (100%);
●	Amylon Therapeutics B.V. (80%);

ProQR Therapeutics N.V. is also statutory director of Stichting Bewaarneming Aandelen ProQR (“ESOP Foundation”) and has full control over this entity. The Company holds a 5.1% minority shareholding in Yarrow Biotechnology, Inc.

As used in these condensed consolidated financial statements, unless the context indicates otherwise, all references to “ProQR” or the “Company” refer to ProQR Therapeutics N.V. including its subsidiaries and the ESOP Foundation.

Revision of comparative figures

In the Company’s application of IAS 21 The Effects of Changes in Foreign Exchange Rates, certain deferred income positions were incorrectly treated as monetary items in 2021 and 2022. To correct for the effects of this error, which is immaterial for all affected prior periods, the comparative figures for the year ended December 31, 2022 and the three and six month periods ended June 30, 2022 have been revised as follows:

●	in the Statement of financial position as at December 31, 2022, equity attributable to owners of the Company increased by € 1,567,000 and total deferred income decreased by € 1,567,000.
●	In the Statement of profit or loss and OCI for the three and six month periods ended June 30, 2022, revenue decreased by € 95,000 and € 199,000, respectively, and net finance expenses decreased by €1,282,000 and €1,720,000 respectively. Net loss for the three and six month periods ended June 30, 2022 decreased by €1,187,000 and €1,521,000, respectively.
●	In the Statement of changes in equity, accumulated deficit at January 1, 2022 decreased by €880,000.
●	In the Statement of cash flows for the three and six month periods ended June 30, 2022, changes in working capital decreased by €95,000 and €199,000, respectively. Net cash used in operating activities for the three and six month periods ended June 30, 2022 was not affected by the revision.